Note 4 - Changes in Accounting Standards	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
Note 4:	Changes in accounting standards

New and not yet effective accounting standards

On May 30, 2024, the IASB issued “Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)” to address matters identified during the post-implementation review of the classification and measurement requirements in IFRS 9 Financial Instruments and related requirements in IFRS 7 Financial Instruments: Disclosures. The amendments are effective for reporting periods beginning on or after January 1, 2026. Early application is permitted. The Company is currently evaluating the impact of the new standard on its financial statements.

On April 9, 2024, the IASB issued a new standard, called IFRS 18 Presentation and Disclosure in Financial Statements, which applies to an annual reporting period beginning on or after January 1, 2027, with earlier application permitted. IFRS 18 includes requirements for all entities applying IFRS Accounting Standards as issued by the IASB for the presentation and disclosure of information in financial statements. The Company is currently evaluating the impact of the new standard on its financial statements.